LAND USE RIGHTS (Schedule of Land Use Rights) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
LAND USE RIGHTS [Line items]
Cost of land use rights	$ 4,715,951	$ 4,442,117
Less: Accumulated amortization	(1,018,939)	(870,933)
Land use rights, net	3,697,012	3,571,184
Amortization expense	91,277	89,911	$ 98,941
Land use rights [Member]
LAND USE RIGHTS [Line items]
Unrealized foreign exchange translation gain/(loss)	$ 217,105	$ (247,088)	$ (221,323)